Earnings per Share - Summary of Components of Common Stock Equivalent Shares Excluded from Computation of Diluted Loss per Share (Detail) - shares	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Share equivalents excluded from earnings (loss) per share	34,335,784	33,033,747
Class A Common Stock | Post-Merger Repay Units Exchangeable
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Share equivalents excluded from earnings (loss) per share	29,505,623	21,985,297
Class A Common Stock | Earn-out Post-Merger Repay Units Exchangeable
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Share equivalents excluded from earnings (loss) per share		7,500,000
Class A Common Stock | Dilutive Warrants Exercisable
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Share equivalents excluded from earnings (loss) per share	1,925,108	1,816,890
Class A Common Stock | Unvested Restricted Share Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Share equivalents excluded from earnings (loss) per share	2,905,053	1,731,560